UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

	Weekly Variable Rate Bonds (67.8%)
	Arizona Health Facilities Authority,
$ 1,000	Banner Health Ser 2008 D ROCs II-R Ser 11687	0.21%	04/06/12	07/01/25	$1,000,000
9,845	Banner Health Ser 2008 G	0.18	04/06/12	01/01/29	9,845,000
35,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.18	04/06/12	06/01/41	35,000,000
	California Statewide Communities Development Authority,
30,000	Gas Supply Sacramento Municipal Utility District Ser 2010	0.18	04/06/12	11/01/40	30,000,000
27,200	Kaiser Permanente Ser 2002 E	0.15	04/06/12	11/01/36	27,200,000
1,930	Cape Girardeau County Industrial Development Authority, MO, St. Francis Medical Center Ser 2009 B	0.19	04/06/12	06/01/39	1,930,000
	Capital Beltway Funding Corporation of Virginia,
16,400	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.13	04/06/12	12/31/47	16,400,000
14,000	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.13	04/06/12	12/31/47	14,000,000
54,175	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.19	04/06/12	08/01/39	54,175,000
55,025	Charlotte, NC, Water & Sewer System Ser 2006 B	0.17	04/06/12	07/01/36	55,025,000
	Colorado Springs, CO,
33,225	Utilities System Sub Lien Ser 2004 A	0.22	04/06/12	11/01/23	33,225,000
10,000	Utilities System Sub Lien Ser 2006 A	0.20	04/06/12	11/01/25	10,000,000
29,580	Utilities System Sub Lien Ser 2007 A	0.18	04/06/12	11/01/37	29,580,000
4,500	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.22	04/06/12	06/01/16	4,500,000
42,945	Delaware River Port Authority, PA, Ser 2008 B	0.16	04/06/12	01/01/26	42,945,000
4,210	Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena Ser 2000 A	0.19	04/06/12	11/01/30	4,210,000
4,340	Fairfax County Industrial Development Authority, VA, Inova Health System Foundation Ser 2000	0.17	04/06/12	01/01/30	4,340,000
1,000	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.20	04/06/12	10/15/16	1,000,000
2,900	Franklin County, OH, Ohio Health Corp. Ser 2009 A	0.19	04/06/12	11/15/41	2,900,000
	Gainesville, FL,
29,345	Utilities System 2007 Ser A	0.20	04/06/12	10/01/36	29,345,000
30,900	Utilities System 2008 Ser B	0.14	04/06/12	10/01/38	30,900,000
10,000	Harris County Industrial Development Corporation, TX, Baytank, Inc. Ser 1998	0.20	04/06/12	02/01/20	10,000,000
	Highlands County Health Facilities Authority, FL,
3,300	Adventist Health System/Sunbelt Obligated Group Ser 2003 C	0.15	04/06/12	11/15/21	3,300,000
1,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.14	04/06/12	11/15/27	1,000,000
1,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.15	04/06/12	11/15/29	1,000,000
985	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.15	04/06/12	11/15/30	985,000
31,875	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.16	04/06/12	11/15/33	31,875,000
3,000	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.15	04/06/12	11/15/37	3,000,000
25,700	Houston, TX, Combined Utility System First Lien Ser 2004 B4	0.18	04/06/12	05/15/34	25,700,000
11,000	Idaho Health Facilities Authority, St. Luke’s Health System Ser 2009 B	0.18	04/06/12	11/01/43	11,000,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Illinois Toll Highway Authority,
$ 20,000	Toll Highway Senior Priority Ser 2007 A-1B	0.18%	04/06/12	07/01/30	$20,000,000
22,500	Toll Highway Senior Priority Ser 2007 A-2B	0.18	04/06/12	07/01/30	22,500,000
	Indiana Finance Authority,
17,900	Trinity Health Ser 2008 D-1	0.15	04/06/12	12/01/34	17,900,000
27,515	Trinity Health Ser 2008 D-2	0.15	04/06/12	12/01/34	27,515,000
2,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2003 E-6	0.18	04/06/12	11/15/39	2,000,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.18	04/06/12	06/01/23	10,000,000
	JEA, FL,
22,395	District Energy System Ser 2004 A	0.18	04/06/12	10/01/34	22,395,000
20,000	Water & Sewer System Subser 2008 A-2	0.18	04/06/12	10/01/42	20,000,000
21,825	JP Morgan Chase & Co., IL, Illinois Finance Authority University of Chicago Medical Center Ser 2011 C PUTTERs Ser 3907	0.21	04/06/12	02/15/19	21,825,000
10,000	Kansas Department of Transportation, Highway Ser 2008 A-4	0.15	04/06/12	09/01/14	10,000,000
3,170	King County, WA, Limited Tax Sewer Ser 2010 A	0.12	04/06/12	01/01/40	3,170,000
23,800	Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 A	0.13	04/06/12	02/15/38	23,800,000
1,000	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.19	04/06/12	08/01/40	1,000,000
1,000	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.16	04/06/12	02/15/43	1,000,000
	Massachusetts Department of Transportation,
15,700	Metropolitan Highway System 2010 Ser A5	0.13	04/06/12	01/01/39	15,700,000
19,400	Metropolitan Highway System Contract Assistance Ser 2010 A-2	0.17	04/06/12	01/01/37	19,400,000
27,550	Metropolitan Highway System Contract Assistance Ser 2010 A-4	0.13	04/06/12	01/01/39	27,550,000
	Massachusetts Health & Educational Facilities Authority,
29,900	Massachusetts Institute of Technology Ser J-1	0.18	04/06/12	07/01/31	29,900,000
20,000	Massachusetts Institute of Technology Ser J-2	0.15	04/06/12	07/01/31	20,000,000
10,945	Partners HealthCare System 2005 Ser F-3	0.14	04/06/12	07/01/40	10,945,000
	Massachusetts Water Resources Authority,
20,000	Gen Ser 2008 A-1	0.18	04/06/12	08/01/37	20,000,000
20,000	Gen Ser 2008 A-2	0.17	04/06/12	08/01/37	20,000,000
31,200	Gen Ser 2008 A-3	0.17	04/06/12	08/01/37	31,200,000
30,000	Gen Ser 2008 F	0.17	04/06/12	08/01/29	30,000,000
6,500	Mesa, AZ, Utility Systems Ser 2011 ROCs II-R Ser 11959X	0.19	04/06/12	01/01/19	6,500,000
20,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN, Vanderbilt University Ser 2005 A-2	0.15	04/06/12	10/01/44	20,000,000
20,600	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2011	0.21	04/06/12	07/01/14	20,600,000
31,200	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2005 F	0.15	04/06/12	11/01/18	31,200,000
975	Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.19	04/06/12	09/01/40	975,000
	Mobile Downtown Redevelopment Authority, AL,
10,000	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.18	04/06/12	05/01/41	10,000,000
10,000	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.18	04/06/12	05/01/41	10,000,000
6,000	Murray City, UT, IHC Health Services, Inc. Ser 2003 B	0.17	04/06/12	05/15/36	6,000,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 5,390	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1	0.15%	04/06/12	12/15/26	$5,390,000
11,820	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.19	04/06/12	08/01/34	11,820,000
12,990	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.19	04/06/12	11/01/39	12,990,000
32,200	New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC	0.15	04/06/12	06/15/41	32,200,000
35,000	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5	0.15	04/06/12	02/01/35	35,000,000
3,310	North Carolina Medical Care Commission, FirstHealth of the Carolinas Ser 2008 A	0.19	04/06/12	10/01/28	3,310,000
1,710	Ohio, Common Schools Ser 2006 B	0.16	04/06/12	06/15/26	1,710,000
3,915	Oregon Facilities Authority, Peace Health Ser 2008 A	0.15	04/06/12	08/01/34	3,915,000
1,250	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.18	04/06/12	11/01/38	1,250,000
12,800	RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.19	04/06/12	03/01/34	12,800,000
12,000	RBC Municipal Products Trust, Inc., IN, Indiana Finance Authority Indiana University Health Ser 2011 L&M Floater Certificates Ser E-23	0.19	04/06/12	03/01/36	12,000,000
	RBC Municipal Products Trust, Inc., PA,
10,000	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-15	0.19	04/06/12	11/01/12	10,000,000
17,720	Pennsylvania State Turnpike Commission Ser 2011 C-1 Floater Certificates Ser E-22	0.19	04/06/12	12/01/38	17,720,000
10,000	RBC Municipal Products Trust, Inc., TX, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.19	04/06/12	05/15/34	10,000,000
1,035	Rhinelander, WI, YMCA of the Northwoods Ser 2006	0.19	04/06/12	05/01/32	1,035,000
20,000	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.17	04/06/12	02/01/33	20,000,000
1,685	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.18	04/06/12	06/01/29	1,685,000
10,000	Sheridan Redevelopment Agency, CO, Tax Incremental South Santa Fe Drive Corridor Ser 2011 A-1	0.22	04/06/12	12/01/29	10,000,000
2,485	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	0.18	04/06/12	09/01/28	2,485,000
1,130	Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.19	04/06/12	12/01/24	1,130,000
	Texas Transportation Commission,
2,815	Mobility Fund Ser 2005-B	0.17	04/06/12	04/01/30	2,815,000
28,800	Mobility Fund Ser 2006 Eagle # 20060126 Class A	0.19	04/06/12	04/01/35	28,800,000
10,000	Mobility Fund Ser 2007 Eagle #20070090 Class A	0.19	04/06/12	04/01/37	10,000,000
29,940	University of Michigan Regents, General Ser 2008 B	0.13	04/06/12	04/01/28	29,940,000
52,310	University of Texas Regents, Permanent University Fund Ser 2008 A	0.14	04/06/12	07/01/37	52,310,000
7,365	Utah Water Finance Agency, Ser 2008 B	0.18	04/06/12	10/01/37	7,365,000
3,465	Westminster Economic Development Authority, CO, Tax Increment Mandalay Gardens Urban Renewal Ser 2009	0.22	04/06/12	12/01/28	3,465,000
3,050	Wisconsin Health & Educational Facilities Authority, Concordia University, Inc. Ser 2009	0.19	04/06/12	05/01/39	3,050,000

	Total Weekly Variable Rate Bonds (Cost $1,402,640,000)				1,402,640,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Daily Variable Rate Bonds (13.2%)
$ 15,600	Chicago, IL, Refg Ser 2005 D-2	0.17%	04/02/12	01/01/40	$15,600,000
24,500	Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2008 C-1	0.20	04/02/12	12/01/24	24,500,000
33,500	Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-2	0.20	04/02/12	12/01/41	33,500,000
	JP Morgan Chase & Co., CA,
40,000	Los Angeles Ser 2011 TRANs PUTTERs Ser 3930	0.20	04/02/12	08/12/12	40,000,000
13,660	Los Angeles Ser 2011 TRANs PUTTERs Ser 3931	0.20	04/02/12	08/12/12	13,660,000
20,000	JP Morgan Chase & Co., CO, Colorado Ser 2012 TRANs PUTTERs Ser 4024	0.17	04/02/12	06/27/12	20,000,000
	JP Morgan Chase & Co., TX,
30,000	Texas Ser 2011 TRANs PUTTERs Ser 3945	0.20	04/02/12	08/30/12	30,000,000
30,000	Texas Ser 2011 TRANs PUTTERs Ser 3953	0.20	04/02/12	08/30/12	30,000,000
	Massachusetts Health & Educational Facilities Authority,
1,500	Harvard University Ser 2005 C ROCs II-R Ser 10390	0.21	04/02/12	01/15/14	1,500,000
20,000	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G5	0.19	04/02/12	05/01/34	20,000,000
23,000	New York City, NY, Fiscal 2008 Ser J Subser J-3	0.19	04/02/12	08/01/23	23,000,000
22,600	Ohio Water Development Authority, First Energy Nuclear Generation Corp. Ser 2006-A	0.18	04/02/12	05/15/19	22,600,000

	Total Daily Variable Rate Bonds (Cost $274,360,000)				274,360,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (9.5%)
	Harris County Cultural Education Facilities Finance Corporation, TX,
10,000	Methodist Hospital System Ser 2009 C-1	0.20%	0.20%	09/05/12	10,000,000
5,000	Methodist Hospital System Ser 2009 C-1	0.28	0.28	07/10/12	5,000,000
20,000	Methodist Hospital System Ser 2009 C-1	0.30	0.30	07/25/12	20,000,000
	Houston, TX,
10,000	Ser G-2	0.15	0.15	05/01/12	10,000,000
10,000	Ser H-2	0.16	0.16	05/22/12	10,000,000
	JEA, FL,
25,000	Electric System Sub Ser 2000 B	0.12	0.12	04/10/12	25,000,000
4,000	Electric System Sub Ser 2000 F-1	0.19	0.19	04/26/12	4,000,000
20,000	Electric System Sub Ser 2000 F-2	0.14	0.14	04/05/12	20,000,000
10,000	Electric System Sub Ser 2001 C	0.12	0.12	04/10/12	10,000,000
	Las Vegas Valley Water District, NV,
24,000	Water Ser 2004 A	0.14	0.14	04/11/12	24,000,000
10,000	Water Ser 2004 B	0.15	0.15	04/09/12	10,000,000
28,000	Lincoln, NE, Lincoln Electric System Ser 1995	0.15	0.15	04/12/12	28,000,000
10,000	Montgomery County, MD, 2010 Ser B BANs	0.15	0.15	04/20/12	10,000,000
	Nebraska Public Power District,
5,000	Ser A Notes	0.14	0.14	04/25/12	5,000,000
5,000	Ser A Notes	0.14	0.14	04/26/12	5,000,000

	Total Commercial Paper (Cost $196,000,000)				196,000,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

		COUPON RATE (a)	DEMAND DATE (b)

	Closed-End Investment Companies (4.1%)
$ 6,000	BlackRock MuniYield Arizona Fund, Inc., (MZA), VRDP Ser W-7 (AMT)	0.33%	04/06/12	06/01/41	$6,000,000
23,000	BlackRock MuniYield Michigan Quality Fund, Inc., (MIY) VRDP Ser W-7 (AMT)	0.33	04/06/12	05/01/41	23,000,000
12,500	BlackRock MuniYield Pennsylvania Quality Fund, Inc., (MPA), VRDP Ser W-7 (AMT)	0.33	04/06/12	06/01/41	12,500,000
7,600	Nuveen Insured Premium Income Municipal Fund 2, Inc., VRDP Ser 2 (AMT)	0.39	04/06/12	06/01/40	7,600,000
12,000	Nuveen Premier Municipal Income Fund, Inc., VRDP Ser 1-1277 (AMT)	0.34	04/06/12	05/05/41	12,000,000
23,000	Nuveen Select Quality Municipal Fund, Inc., VRDP Ser 1-2525 (AMT)	0.32	04/06/12	05/01/41	23,000,000

	Total Closed-End Investment Companies (Cost $84,100,000)				84,100,000

	Put Option Bonds (2.8%)
500	Fairfax County Industrial Development Authority, VA, Inova Health System Window Ser 2020 A-1	0.31	10/26/12	05/15/39	500,000
2,000	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.31	10/26/12	04/01/51	2,000,000
2,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.29	10/26/12	02/01/46	2,000,000
2,100	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.29	10/26/12	02/01/46	2,100,000
555	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.28	10/26/12	07/01/30	555,000
14,000	New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2010 A-1	0.30	11/08/12	12/01/50	14,000,000
205	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.31	10/26/12	11/01/34	205,000
250	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.31	10/26/12	11/01/34	250,000
5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.30	10/26/12	10/01/27	5,000,000
5,000	RBC Municipal Products Trust, Inc., MN, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19	0.26	04/02/12	11/15/47	5,000,000
19,500	Rib Floater Credit Enhanced Trust, CA, California RANs Ser B-1 Trust Receipts Ser 2012 FR-2U	0.22	05/22/12	06/28/12	19,500,000
8,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.32	10/26/12	11/15/50	8,000,000

	Total Put Option Bonds (Cost $59,110,000)				59,110,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (2.8%)
7,000	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2011-1, dtd 11/01/11	1.25%	0.55%	11/01/12	7,028,661
	Los Angeles County Schools Pooled Financing Program, CA,
6,000	Pooled 2011-2012 Ser A-1 TRANs, dtd 07/01/11	2.00	0.46	06/29/12	6,022,609

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 7,600	Pooled 2011-2012 Ser B-2 TRANs, dtd 03/01/12	2.00%	0.35%		12/31/12	$7,693,947
4,800	Pooled 2011-2012 Ser B-3 TRANs, dtd 03/01/12	2.00	0.45		01/31/13	4,861,812
5,000	Los Angeles, CA, Ser 2011 TRANs, dtd 07/12/11	2.50	0.33		04/30/12	5,008,862
5,000	Massachusetts Water Pollution Abatement Trust, State Revolving Fund Ser 16 BANs, dtd 03/01/12	0.30	0.30		03/01/13	5,000,000
1,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2012, dtd 03/01/12	1.25	0.40		03/01/13	1,007,765
10,000	New York State Thruway Authority, General Ser 2011 BANs, dtd 07/13/11	2.00	0.35		07/12/12	10,046,251
9,000	Rhode Island & Providence Plantations, Fiscal Year 2012 TANs, dtd 10/27/11	2.00	0.30		06/29/12	9,037,536
2,000	St. Louis, MO, General Fund Ser 2011 TRANs, dtd 07/07/11	2.00	0.38		06/29/12	2,007,934

	Total Municipal Bonds & Notes (Cost $57,715,377)					57,715,377

	Total Investments (Cost $2,073,925,377) (c)			100.2%		2,073,925,377
	Liabilities in Excess of Other Assets			(0.2)		(4,780,840)

	Net Assets			100.0%		$2,069,144,537

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2012.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Portfolio of Investments ¡ March 31, 2012 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),

analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Weekly Variable Rate Bonds	—	$1,402,640,000	—	$1,402,640,000
Daily Variable Rate Bonds	—	274,360,000	—	274,360,000
Commercial Paper	—	196,000,000	—	196,000,000
Closed-End Investment Companies	—	84,100,000	—	84,100,000
Put Option Bonds	—	59,110,000	—	59,110,000
Municipal Bonds & Notes	—	57,715,377	—	57,715,377
Total Assets	—	$2,073,925,377	—	$2,073,925,377

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any investments transfer between investment levels.

Item 2.     Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 22, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 22, 2012